As filed with the Securities and Exchange Commission	Registration No. 333-133944
on October 23, 2007	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 4	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.		[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)

1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated April
30, 2007 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post-Effective Amendment No. 2 to this Registration Statement, as filed on April 18, 2007
(Accession No. 0000836687-07-000117). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertakings.

THE INFORMATION IN THIS SUPPLEMENT TO THE PROSPECTUS IS NOT COMPLETE AND WILL BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUPPLEMENT Dated ____________, 2007
To The Prospectus Dated April 30, 2007 For

ING Architect

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the current prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

1.	Under the “FEES AND EXPENSES” section on page 1, replace the Separate Account Annual Charges Table and the introductory paragraph that precedes it with:

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Separate Account Annual Charges Contract without any of the optional riders that may be available

Annual Contract Administrative Charge[1] $40

(We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

		Enhanced Death Benefits
	Standard Death	Quarterly
	Benefit	Ratchet	Max 7

Mortality and Expense Risk Charge [2]	1.00%	1.25%	1.55%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total [3]	1.15%	1.40%	1.70%

1	We deduct this charge on each contract anniversary and on surrender.

2	Mortality and Expense Risk Charges for Contracts purchased before _____________: Standard Death Benefit – 0.85%; Quarterly Ratchet – 1.10%; and Max 7 – 1.40%.

3	These charges are as a percentage of average contract value in each subaccount. These annual charges are deducted daily.

2.	Also under the “FEES AND EXPENSES” section on page 3, replace the Maximum Charges and Current Charges Tables and the paragraph that precedes them with:

The next two tables show the total annual charges you could pay, based on the amounts you have invested in the subaccounts (unless otherwise indicated), for the Contract and each death benefit, and the most expensive combination of riders possible. Maximum and current charges are shown, but not the Annual Contract
Administrative Charge. Also, these tables do not show the Trust or Fund fees and expenses. For purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts and the MGIB Charge Base are both the same as the contract value. The charge for the Optional Surrender Charge Schedule rider lasts for your first four contract years. The charge for the Premium Credit rider is for a Contract with the optional surrender charge schedule and lasts for your first four contract years.

		Enhanced Death Benefits

	Standard Death	Quarterly	Max 7
MAXIMUM CHARGES	Benefit	Ratchet

Mortality and Expense Risk Charge	1.00%	1.25%	1.55%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Maximum Premium Credit Rider Charge	0.50%	0.50%	0.50%
Maximum Optional Surrender Charge Schedule Rider
Charge	0.90%	0.90%	0.90%
Maximum Minimum Guaranteed Income Benefit
Rider Charge (as percentage of the MGIB Charge
Base)	1.50%	1.50%	1.50%
Total	4.05%	4.30%	4.60%

		Enhanced Death Benefits

	Standard Death	Quarterly	Max 7
CURRENT CHARGES	Benefit	Ratchet

Mortality and Expense Risk Charge	1.00%	1.25%	1.55%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Rider Charge	0.45%	0.45%	0.45%
Optional Surrender Charge Schedule Rider Charge	0.45%	0.45%	0.45%
Current Minimum Guaranteed Income Benefit Rider
Charge (as percentage of the MGIB Charge Base)	0.75%	0.75%	0.75%
Total	2.80%	3.05%	3.35%

3. Also under the “FEES AND EXPENSES” section on page 4, replace the Example with:

Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Max 7 Enhanced Death Benefit and the most expensive combination of riders possible. The Example also assumes that your investment has a 5% return each year, and assumes the maximum Trust or Fund fees and expenses. Excluded are premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender or annuitize* your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,380	$2,387	$3,461	$6,583

2) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$580	$1,787	$3,061	$6,583

* You cannot annuitize the Contract before the fifth contract anniversary.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract
Provisions – Selling the Contract.”

4.	Under the “CHARGES AND FEES” section on page 11, Replace the Mortality and Expense Risk Charge Table and the introductory paragraph that precedes it with:

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the
Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses.
The death benefit risk is that actual mortality rates in the aggregate may exceed expected mortality rates. The annuitization risk is that actual mortality rates may be lower than expected mortality rates. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

	Quarterly Ratchet	Max 7
Standard	Enhanced	Enhanced
Death Benefit	Death Benefit	Death Benefit

Annual Charge	Annual Charge	Annual Charge
1.00%	1.25%	1.55%

Mortality and Expense Risk Charges for Contracts purchased before _____________ : Standard Death Benefit – 0.85%; Quarterly Ratchet – 1.10%; and Max 7 – 1.40% .

PART C ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS (a) FINANCIAL STATEMENTS: [TO BE FILED BY AMENDMENT.]

(1)	Included in Part A: Condensed Financial Information

(2)	Included in Part B:

Financial Statements of ING USA Annuity and Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Operations for the years ended December 31, 2006, 2005, and 2004

Balance Sheets as of December 31, 2006 and 2005

Statements of Changes in Shareholder’s Equity for the years ended December 31, 2006, 2005, and 2004

Statements of Cash Flows for the years ended December 31, 2006, 2005, and 2004

Notes to Financial Statements

Financial Statements of Separate Account B:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2006

Statements of Operations for the year ended December 31, 2006

Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005

Notes to Financial Statements

(b)
EXHIBITS:

(1)		Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant, incorporated herein by reference to Post-Effective amendment No.
29 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(2)		Not applicable

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April
30, 1999 (File Nos. 033-23351, 811-05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	d.	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	e.	Expense Reimbursement Agreement, incorporated herein by reference to Post-
Effective amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	f.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-
23351, 811-05626).

	g.	Amendment to the Distribution Agreement between ING USA and DSI, incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-05626).

	h.	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 9 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 11, 2007 (File Nos. 333-115515, 811-07935).

(4)	a.	Flexible Premium Deferred Variable Annuity Group Master Contract (IU-MA-
3040), incorporated herein by reference to Pre-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on August 4, 2006 (File Nos. 333-133944, 811-05626).

	b.	Flexible Premium Deferred Variable Annuity Certificate (IU-CA-3040),
incorporated herein by reference to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-
05626).

	c.	Flexible Premium Deferred Variable Annuity Contract (IU-IA-3040), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	d.	Surrender Charge Reduction Endorsement (IU-RA-3042), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	e.	Premium Credit Rider 2% (IU-RA-3043), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

f.	Premium Credit Rider 4% (IU-RA-3044), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

g.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

h.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-
05626).

i.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay)
(IU-RA-3023), incorporated herein by reference to Post-Effective Amendment No.
32 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on August 5, 2005 (File Nos. 333-28755, 811-05626).

j.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint
LifePay) (IU-RA-3029), incorporated herein by reference to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9,
2006 (File Nos. 333-133944, 811-05626).

k.	Individual Retirement Annuity Rider (GA-RA-1009) (12-02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-
23351, 811-05626).

l.	ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12-02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 15, 2003
(File Nos. 033-23351, 811-05626).

m.	Guaranteed Death Benefit and Transfer Endorsement (Standard Death Benefit)
(GA-RA-1044-3) (01-02), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-
05626).

n.	Guaranteed Death Benefit and Transfer Endorsement (Quarterly Ratchet Death
Benefit) (GA-RA-1044-2) (10-03), incorporated herein by reference to Post-
Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679,
811-05626).

	o.	Guaranteed Death Benefit and Transfer Endorsement (Max 7 Death Benefit) (GA-
RA-1044-4) (10-03), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-
05626).

	p.	TSA without Loans 403(b) Rider (GA-RA-1039), incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 16, 2003 (File Nos. 033-59261,
811-05626).

	q.	Section 72 Rider (GA-RA-1001) (12-94), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	r.	Section 72 Rider (GA-RA-1002) (12-94), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	s.	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12-94), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	t.	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12-94),
incorporated herein by reference to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-
05626).

	u.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING
LifePay Plus)(IU-RA-3061), incorporated herein by reference to Post-Effective
Amendment No. 40 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

	v.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
LifePay Plus) (IU-RA-3062), incorporated herein by reference to Post-Effective
Amendment No. 40 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

(5)	a.	Application (138187) (08/07/06), incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on August 4, 2006 (File Nos. 333-133944, 811-05626).

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007
(File Nos. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance
Company, dated (12/15/04), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity
and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	d.	Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April
30, 1999 (File Nos. 033-23351, 811-05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC,
ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, effective date (01/01/04), dated (06/25/03), incorporated herein by reference to
Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679,
811-05626).

(7)		Not applicable

(8)	a.	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 28 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on May 1, 1998 (File Nos. 033-23351, 811-05626).

	b.	Asset Management Agreement between Golden American and ING Investment
Management LLC, incorporated herein by reference to Post-Effective amendment
No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Participation Agreement by and between ING Investors Trust, Golden American
Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 21, 2005 (File Nos. 333-
70600, 811-05626).

d.	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC
and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

e.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-
23351, 811-05626).

f.	Amendment to Participation Agreement by and between ING Variable Products
Trust, Golden American Life Insurance Company, ING Investments, LLC and ING
Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

g.	Participation Agreement by and between Aetna Variable Portfolios, Inc., Golden
American Life Insurance Company and Aeltus Investment Management, Inc.,
incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April
30, 2002 (File Nos. 333-70600, 811-05626).

h.	Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Aetna Life Insurance and Annuity Company,
incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April
30, 2002 (File Nos. 333-70600, 811-05626).

i.	Amendment to Participation Agreement by and between Portfolio Partners, Inc.,
Golden American Life Insurance Company and Aetna Life Insurance and Annuity
Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-05626).

j.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity
Company and ING Financial Advisers, LLC, incorporated herein by reference to
Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914,
811-05626).

	k.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds,
incorporated herein by reference to Post-Effective amendment No. 32 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April
26, 2002 (File Nos. 033-23351, 811-05626).

	l.	Amendment to Participation Agreement by and between Fidelity Distributors
Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2,
2005 (File Nos. 333-33914, 811-05626).

	m.	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333
85618, 811-07935).

	n.	Amendment to Participation Agreement as of June 5, 2007 by and between
Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, and Directed Services, LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account
NY-B filed with the Securities and Exchange Commission on July 6, 2007 (File
Nos. 333-139695, 811-07935).

	o.	Participation Agreement by and between ProFunds, Golden American Life
Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914,
811-05626).

	p.	Amendment to Participation Agreement by and between ProFunds, Golden
American Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement
on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2,
2005 (File Nos. 333-33914, 811-05626).

(9)		Opinion and Consent of Counsel, To Be Filed By Amendment.

(10)		Consent of Independent Registered Public Accounting Firm, To Be Filed By
Amendment.

(11)	Not Applicable
(12)	Not Applicable

(13)	Power of Attorney, incorporated herein by reference to Post-Effective Amendment
No. 2 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 18, 2007 (File Nos. 333-133944, 811-05626).

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Harry N. Stout*	1475 Dunwoody Drive	President
West Chester, PA 19380
J. Randolph Dobo	1290 Broadway 15th Floor	President, ING Institutional Markets
Denver, CO 80203
Valerie G. Brown	5780 Powers Ferry Road	Executive Vice President
Atlanta, GA 30327-4390
Robert W. Crispin*	230 Park Avenue, 13th Floor	Director
New York, NY 10169
David A. Wheat*	5780 Powers Ferry Road	Director, Chief Financial Officer
	Atlanta, GA 30327-4390	and Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Kathleen A. Murphy*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
Thomas J. McInerney*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Catherine H. Smith*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and
	Atlanta, GA 30327-4390	Treasurer
Michel G. Perreault	1475 Dunwoody Drive	Senior Vice President and
	West Chester, PA 19380	Appointed Actuary
Linda E. Senker	1475 Dunwoody Drive	Vice President and Chief
	West Chester, PA 19380	Compliance Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Power of Attorney,
Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post Effective Amendment No. 40 to Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B as filed with the Securities and Exchange Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

ITEM 27: NUMBER OF CONTRACT OWNERS

As of September 28, 2007, there are 875 qualified contract owners and 1,043 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings,
Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50%
or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. Directed Services LLC is the
principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ,
ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of
ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name	Principal Business Address	Positions and Offices with Underwriter
A. Bayard Closser		Director and President
Robert J. Hughes		Director

Name	Principal Business Address		Positions and Offices with Underwriter
Shaun P. Mathews	10 State House Square		Director and Executive Vice President
Hartford, CT 06103
Richard E. Gelfand			Chief Financial Officer
Kimberly A. Anderson	7337 E Doubletree Ranch Road		Senior Vice President
Scottsdale, AZ 85258
Michael J. Roland	7337 E Doubletree Ranch Road		Senior Vice President and Assistant
	Scottsdale, AZ 85258		Secretary
Laurie M. Tillinghast	10 State House Square		Senior Vice President
Hartford, CT 06103
Stanley D. Vyner	230 Park Avenue 13th Floor		Senior Vice President
New York, NY 10169
Beth G. Shanker	1290 Broadway		Broker Dealer Chief Compliance Officer
Denver, CO. 80203
Joseph M. O’Donnell	7337 E Doubletree Ranch Road		Investment Advisor Chief Compliance
	Scottsdale, AZ 85258		Officer and Senior Vice President
Julius A. Drelick, III	7337 E Doubletree Ranch Road		Vice President
Scottsdale, AZ 85258
William A. Evans	One Orange Way		Vice President
Windsor, CT 06095-4774
Todd R. Modic	7337 E Doubletree Ranch Road		Vice President
Scottsdale, AZ 85258
David S. Pendergrass	7337 E Doubletree Ranch Road		Vice President and Treasurer
Scottsdale, AZ 85258
Joy M. Benner	20 Washington Avenue South		Secretary
Minneapolis, MN 55401
Diana R. Cavender	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Edwina P.J. Steffer	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
G. Stephen Wastek	7337 E Doubletree Ranch Road		Assistant Secretary
Scottsdale, AZ 85258
James A. Shuchart			General Counsel
Bruce Kuennen			Attorney-in-Fact

(c)
2006 Net
	Underwriting	Compensation
Name of Principal	Discounts and	on	Brokerage
Underwriter	Commission	Redemption	Commissions	Compensation
Directed Services LLC	$429,206,095	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.
2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING
USA Annuity and Life Insurance Company Separate Account B, has duly caused this Post-Effective
Amendment to Registration Statement to be signed on its behalf in the City of West Chester,
Commonwealth of Pennsylvania, on the 23rd day of October, 2007.

SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:

Harry N. Stout*
President (Principal Executive Officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum
Counsel of Depositor

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on October 23, 2007.

Signatures	Officer Titles

President

Harry N. Stout*	(Principal Executive Officer)

Chief Accounting Officer

Steven T. Pierson*

DIRECTORS OF THE DEPOSITOR

______________ Chief Financial Officer David A. Wheat*

_______________ Robert W. Crispin* __________________ Thomas J. McInerney* _________________ Kathleen A. Murphy* ________________ Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum
Counsel of Depositor

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Power of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel, To Be Filed By Amendment.	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm, To Be Filed	EX-99.B10
By Amendment.